Derivative Tranche Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Derivative Tranche Liability [Line Items]
DERIVATIVE TRANCHE LIABILITY

NOTE 7. DERIVATIVE TRANCHE LIABILITY

On November 21, 2019, the Company entered into a Series A purchase agreement to issue and sell shares of Series A-1 redeemable convertible preferred stock at the initial closing (refer to Note 10 below). The Company determined that the obligation to issue additional shares of Series A-1 redeemable convertible preferred stock at the milestone closing at any time on or prior to December 30, 2020 was a freestanding financial instrument that is required to be accounted as a liability initially recorded and subsequently remeasured at fair value until such instrument is exercised or expires. The milestone closing liability was initially recorded at estimated fair value of $4.3 million.

On September 3, 2020, the Company’s Board of Directors (the “Board”) amended the Series A-1 purchase agreement to split the milestone closing to two tranches, revised acceptable timing of the existing milestone closing and added terms of the second milestone closing to occur on or prior to April 15, 2021. The derivative liability is re-measured at fair value until expiration or settlement.

The first milestone was re-measured at fair value of $6.8 million at the settlement date in November 2020 and was reclassified to redeemable convertible preferred stock upon the issuance of 14,961,379 shares of Series A-1 redeemable convertible preferred stock in November 2020. The second milestone closing was re-measured at fair value of $11.7 million at the settlement date in February 2021 and was reclassified to redeemable convertible preferred stock upon the issuance of 14,316,146 shares of Series A-1 redeemable convertible preferred stock. The Company recorded a $2.2 million loss and a $3.5 million loss from the remeasurement of the derivative tranche liability in its statements of operations and comprehensive loss during the six months ended June 30, 2020 and 2021, respectively. As of June 30, 2021, the derivative tranche liability was fully settled.

NOTE 8. DERIVATIVE TRANCHE LIABILITY

On November 21, 2019, the Company entered into a Series A purchase agreement to issue and sell shares of Series A-1 redeemable convertible preferred stock at the initial closing (refer to Note 10 below). The Company determined that the obligation to issue additional shares of Series A-1 redeemable convertible preferred stock at the milestone closing at any time on or prior December 30, 2020 was a freestanding financial instrument that is required to be accounted as a liability initially recorded and subsequently re-measured at fair value until such instrument is exercised or expires. The milestone closing liability was initially recorded at estimated fair value of $4.3 million.

On September 3, 2020, the Board amended the Series A-1 purchase agreement to split the milestone closing to two tranches, revised acceptable timing of the existing milestone closing and added terms of the second milestone closing to occur on or prior to April 15, 2021. The Company performed a fair value assessment and re-measured derivative tranche liability at fair value on the amendment date. The loss from re-measurement of the derivative tranche liability was recorded as other expense in the statements of operations and comprehensive loss for the year ended December 31, 2020.

The first milestone closing liability was re-measured at fair value of $6.8 million upon its settlement in November 2020, when the Company issued 14,961,379 shares of Series A-1 redeemable convertible preferred stock. As of December 31, 2020, the second milestone closing of an estimated fair value of $8.2 million was outstanding. The Company recorded $0.3 million gain and $10.9 million loss from the re-measurement of the derivative tranche liability in its statements of operations and comprehensive loss during the years ended December 31, 2019 and 2020, respectively. The second milestone closing occurred in February 2021 (refer to Note 16).